TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations

	Year ended December 31,
	2022	2021	2020

Income before income tax expense:
Israel	3,682	1,330	2,504
Foreign jurisdictions	176	172	175

	3,858	1,502	2,679

Current tax expense:
Israel	-	-	-
Foreign jurisdictions	35	57	38

	35	57	38

Deferred taxes (income) expenses:
Israel	629	(3,594)	33

	629	(3,594)	33

Income tax (benefit) expense, net	664	(3,537)	71

Schedule of Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense

	Year ended December 31,
	2022	2021	2020

Income before income tax expense as reported in the consolidated statements of comprehensive income	3,858	1,502	2,679

Statutory tax rates	23%	23%	23%

Theoretical tax expense calculated	887	345	616

Losses and other items for which a valuation allowance was provided (released)	-	(3,563)	419
Realization of carryforward tax losses for which valuation allowance was provided	-	(261)	(692)
Tax benefit arising from "Preferred enterprises"	(262)	(93)	(303)
Foreign tax rate differential in subsidiaries	(4)	17	(3)
Non-deductible items and others	43	18	34

Total	(223)	(3,882)	(545)

Income tax (benefit) expense	664	(3,537)	71

Schedule of Deferred Tax Assets And Liabilities

	December 31,
	2022	2021

Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,284	3,265
Capital loss carryforwards (in Israel)	2,258	2,549
Reserves and other	274	252

Total gross deferred taxes	4,816	6,066

Less valuation allowance	(2,258)	(2,549)

Deferred tax assets, net	2,558	3,517

Deferred tax liabilities:
Undistributed income of subsidiaries	(326)	(290)
Property and equipment	(635)	(677)

Total deferred tax liabilities	(961)	(967)

Net deferred tax assets (liabilities)	1,597	2,550